SUNAMERICA FOCUSED SERIES, INC.
                          Focused 2000 Value Portfolio

              Supplement to the Prospectus dated February 28, 2005

         Effective July 20, 2005, reference to Steven Neimeth in the supplement to the Prospectus previously filed on March 11, 2005, is deleted and replaced in its entirety with the following:

NAME, TITLE AND AFFILIATION OF
PORTFOLIO MANAGER                      EXPERIENCE
-----------------                      ----------
Daniel Lew, CFA                        Daniel Lew is a Portfolio Manager and
                                       Senior Vice President at SunAmerica.
                                       Mr. Lew has over 20 years of
                                       experience in the investment
                                       industry, focusing the last eight
                                       years on the small-cap value
                                       category.  Prior to joining
                                       SunAmerica in June 2005, Mr. Lew was
                                       a Portfolio Manager at Citizens
                                       Advisers from September 2003 until
                                       June 2005, and a Senior Analyst at
                                       Strong Capital Management from
                                       December 1997 until August 2003.  Mr.
                                       Lew has also held consulting
                                       positions at William M. Mercer
                                       Investment Consulting and
                                       RogersCasey.  Mr. Lew received a
                                       Bachelor of Science degree from
                                       Columbia University School of
                                       Engineering and Applied Science and a
                                       Masters of Business Administration
                                       from New York University Stern School
                                       of Business.  Mr. Lew is also a CFA
                                       charter holder.

         Mr. Lew will actively manage the portion of assets which SunAmerica has been allocated by the Focused 2000 Value Portfolio (the "Portfolio"), in accordance with the investment objectives and policies of the Portfolio.

Dated: July 20, 2005